UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-12670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Goldberg
Title:  Chief Investment Officer
Phone:  (212) 931-9600


Signature, Place and Date of Signing:

/s/ Stuart Goldberg            New York, New York            May 11, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:   $58,034
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           December 31, 2008


COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------              --------------     ---------   --------   -------------------  ----------  --------  -------------------
                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
--------------              --------------     ---------   --------   -------   ---  ----  ----------  --------  ------- ------ ----
ADVANCE AUTO PARTS INC        COM              00751Y106    1,776      43,243   SH            43,243              43,243
AES CORP                      COM              00130H105    2,113     363,707   SH           363,707             363,707
ARRIS GROUP INC               COM              04269Q100    2,747     372,771   SH           372,771             372,771
CALGON CARBON CORP            COM              129603106    4,445     313,711   SH           313,711             313,711
CIT GROUP INC                 COM              125581108    2,490     873,803   SH           873,803             873,803
CPI CORP                      COM              125902106      657      88,925   SH            88,925              88,925
DOMINOS PIZZA INC             COM              25754A201      643      98,164   SH            98,164              98,164
FORD MTR CO DEL               COM PAR $0.01    345370860      759     288,565   SH           288,565             288,565
FOREST LABS INC               COM              345838106    1,546      70,408   SH            70,408              70,408
GENERAL CABLE CORP DEL NEW    COM              369300108    2,950     148,815   SH           148,815             148,815
HARMONIC INC                  COM              413160102    3,866     594,796   SH           594,796             594,796
HILL INTERNATIONAL INC        COM              431466101    1,606     528,168   SH           528,168             528,168
HOME DEPOT INC                COM              437076102    1,431      60,735   SH            60,735              60,735
HUMANA INC                    COM              444859102    3,072     117,800   SH           117,800             117,800
KBW INC                       COM              482423100    1,449      71,225   SH            71,225              71,225
LAMAR ADVERTISING CO          NOTE 2.875%12/3  512815AH4    2,663   2,900,000   PRN        2,900,000           2,900,000
LOWES COS INC                 COM              548661107    1,403      76,890   SH            76,890              76,890
MERCK & CO INC                COM              589331107    2,577      96,349   SH            96,349              96,349
MYLAN INC                     PFD CONV         628530206    2,721       3,135   SH             3,135               3,135
NCI BUILDING SYS INC          NOTE 2.125%11/1  628852AG0    2,982   5,142,000   PRN        5,142,000           5,142,000
O2MICRO INTERNATIONAL LTD     SPONS ADR        67107W100    3,069     897,391   SH           897,391             897,391
REGIS CORP MINN               COM              758932107      972      67,240   SH            67,240              67,240
RENTRAK CORP                  COM              760174102      772      85,830   SH            85,830              85,830
SCHOOL SPECIALTY INC          NOTE 3.750% 8/0  807863AE5    1,606   1,900,000   PRN        1,900,000           1,900,000
SCHOOL SPECIALTY INC          COM              807863105       57       3,254   SH             3,254               3,254
SEPRACOR INC                  NOTE 10/1        817315AW4      869     900,000   PRN          900,000             900,000
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209    3,793      84,193   SH            84,193              84,193
UNITED RENTALS NORTH AMER IN  NOTE 1.875%10/1  911365AH7    1,505   2,000,000   PRN        2,000,000           2,000,000
WESCO INTL INC                COM              95082P105      831      45,885   SH            45,885              45,885
WEST MARINE INC               COM              954235107      661     123,475   SH           123,475             123,475

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